Sundry Income, Net (Tables)	12 Months Ended
Jun. 30, 2022
Sundry Income, Net [Abstract]
Schedule of components of sundry income, net
	Years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Government grants	5,104	4,945	4,528	676
Others	(27)	(255)	509	76
Total sundry income, net	5,077	4,690	5,037	752